TAXATION - Significant components of the Group's deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 3,139,447	$ 448,935	¥ 3,132,028
Accrued expenses	377,986	54,051	269,237
Depreciation	32,184	4,602	24,487
Allowance for doubtful accounts	218,216	31,204	312,232
Government grant	1,235	177	1,545
Operating lease liabilities	20,909	2,990	30,568
Accrued interest	319,042	45,622	283,717
Finance lease liabilities	944,497	135,061	299,692
Impairment of long-lived assets	224,496	32,103	295,182
Others	29,256	4,184	16,316
Less: valuation allowance	(3,446,462)	(492,838)	(3,263,302)
Deferred tax assets, net	1,860,806	266,091	1,401,702
Deferred tax liabilities:
Operating lease right-of-use assets	20,177	2,885	28,524
Finance lease right-of-use assets	926,543	132,494	252,257
One-time deduction for fixed asset purchases	826,197	118,145	1,033,789
Long-lived assets arising from acquisition	129,152	18,468	166,592
Others	20,651	2,953	22,217
Deferred tax liabilities, gross	1,922,720	274,945	1,503,379
Net deferred tax liabilities :	¥ 61,914	$ 8,854	¥ 101,677